Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill
Goodwill

14.   Goodwill

        The goodwill is attributable to the workforce of the acquired business and the significant synergies expected to arise after the Group's acquisition. The changes in the carrying value of goodwill and accumulated impairment charges by segment are as follows:

	Online Game Related Operation
	PRC	International	Total
	RMB	RMB	RMB
Balance as of December 31, 2011
Goodwill	112,424,861	353,903,652	466,328,513
Accumulated impairment charges	—	—	—

	112,424,861	353,903,652	466,328,513

Transaction in 2012
Impairment charges	(1,818,861)	(38,951,085)	(40,769,946)
Foreign currency translation adjustment	—	(16,729,150)	(16,729,150)
Balance as of December 31, 2012
Goodwill	112,424,861	337,174,502	449,599,363
Accumulated impairment charges	(1,818,861)	(38,951,085)	(40,769,946)

	110,606,000	298,223,417	408,829,417

Transaction in 2013
Increase in goodwill related to acquisition	186,974,504	18,315,375	205,289,879
Impairment charges	—	(77,290,117)	(77,290,117)
Foreign currency translation adjustment	—	(25,558,299)	(25,558,299)
Balance as of December 31, 2013
Goodwill	299,399,365	329,931,578	629,330,943
Accumulated impairment charges	(1,818,861)	(116,241,202)	(118,060,063)

	297,580,504	213,690,376	511,270,880

        The Group performed annual impairment assessment of its goodwill on November 30, 2013.

        Under PRC operating segment, the Group identified one reporting unit as PRC online game business for 2013 goodwill impairment testing. Under International operating segment, the Group identified the following four reporting units for goodwill impairment testing: Runic Games, C&C Media, US online game business and Unknown Worlds.

        During the Group's annual goodwill impairment assessment, the Group recognized an impairment charge of RMB77,290,117 associated with its C&C media reporting unit in view of sequential decline of revenues generated from client-based MMORPG games operated by C&C media. The underperformance is mainly because of the explosive growth and increasing popularity of mobile games in Japan market in recent years especially in 2013, which has negatively affected the Group's client-based MMORPG game operating in Japan. Thereafter, all goodwill arising from the acquisition of C&C Media in April 2010 was fully impaired. The impairment assessment on C&C Media goodwill weighted the results from the income approach and considered a combination of factors, including but not limited to, market conditions, expected future cash flows, growth rates and discount rates, which requires the Group to make certain assumptions and estimates regarding industry economic factors and future profitability of the business.

        For the remaining reporting units, namely PRC online game business, Runic Games, US online game business and Unknown Worlds, as a result of impairment test conducted on November 30, 2013, the Group concluded that the fair value of the reporting units, estimated using income approach, exceeded their carrying values, and determined that no adjustment to the carrying value of goodwill for these reporting units was necessary. As of December 31, 2013, the Group assessed the events and circumstances from November 30, 2013 through December 31, 2013, including goodwill amounting to RMB186,974,504 derived from the Group's business combination of Wuhu Huitian in December 2013 (See Note 11-(6)), that was assigned to PRC online game business reporting unit. The Group determined that there is no indication of goodwill impairment that a further assessment was necessary.

        The goodwill impairment charges for the years ended December 31, 2011, 2012 and 2013 were Nil, RMB40,769,946 and RMB77,290,117, respectively.